Predecessor Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2013
Predecessor Balance Sheet [Abstract]
Predecessor Balance Sheet
Assets:

Costs in excess of billings	$991,000
Prepaid expenses	$25,000
Property and equipment, net	$912,000
Intangibles, net	$49,000

Total Assets	$1,976,000

Liabilities:

Accounts payable and accrued expenses	$710,000
Related party accrued interest	$132,000
Unearned revenue	$991,000

Total liabilities	$1,833,000

Divisional equity	$143,000

Total liabilities and equity	$1,976,000